Interest Income and Interest Expense (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Loans	$ 40,388	$ 38,704	$ 38,347
Securities	9,540	12,377	6,344
Trading assets	11,007	12,098	17,236
Federal funds sold and securities purchased under resale agreements	1,786	1,750	5,983
Securities borrowed	175	4	2,297
Deposits with banks	345	938	1,916
Other assets	541	479	895
Total interest income	63,782	66,350	73,018
Interest expense
Interest-bearing deposits	3,424	4,826	14,546
Short-term and other liabilities	2,708	3,845	10,933
Long-term debt	5,504	6,309	8,355
Beneficial interests issued by consolidated VIEs	1,145	218	405
Total interest expense	12,781	15,198	34,239
Net interest income	51,001	51,152	38,779
Provision for credit losses	16,639	32,015	19,445
Provision for credit losses - accounting conformity	0	0	1,534
Total provision for credit losses	16,639	32,015	20,979
Net interest income after provision for credit losses	$ 34,362	$ 19,137	$ 17,800